CONTINGENCIES (Details) $ in Millions	Sep. 09, 2026 CNY (¥)	Jun. 09, 2026 CNY (¥)	Jun. 09, 2026 USD ($)	Jun. 03, 2025 CNY (¥) case plaintiff defendant	Jun. 03, 2025 USD ($) case plaintiff defendant	Mar. 01, 2024 USD ($)	Mar. 17, 2021 USD ($) shares
CONTINGENCIES
Number of Plaintiffs | plaintiff				3	3
Number of Defendants | defendant				5	5
Amount claimed for damages		¥ 4,219,440	$ 0.6	¥ 47,249,848	$ 6.6
Number of cases filed | case				3	3
Case One				¥ 12,245,087
Case Two				14,001,912
Case Three				¥ 21,002,849
Compensation value		219,440
Loss contingency damages sought, wages		¥ 4,000,000
Subsequent event
CONTINGENCIES
Damage awarded	¥ 219,440
Minimum
CONTINGENCIES
Amount claimed for damages | $						$ 13.5
Lawsuit with United States District Court of the Southern District of New York
CONTINGENCIES
Number of ordinary share in each unit | shares							1,960,784
Number of shares per unit | shares							1
Number of warrants per unit | shares							1
Number of shares issuable per warrant | shares							0.5
Aggregate purchase price | $							$ 10.0